Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortisation, intangible assets other than goodwill	$ (936,000)	$ (701,000)
Intangible assets, net	17,192,000	17,252,000	$ 16,661,000
Exchange differences	(1,247,000)	74,000
Additions	2,123,000	1,218,000
Impairment charges	0	0	0
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	22,358,000	21,482,000	20,190,000
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	(5,166,000)	(4,230,000)	(3,529,000)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	12,412,000	13,405,000	13,510,000
Exchange differences	(993,000)	(105,000)
Additions	0	0
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	12,412,000	13,405,000	13,510,000
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortisation, intangible assets other than goodwill	(895,000)	(661,000)
Intangible assets, net	3,851,000	2,901,000	2,200,000
Exchange differences	(244,000)	186,000
Additions	2,089,000	1,176,000
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	7,251,000	5,406,000	4,044,000
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	(3,400,000)	(2,505,000)	(1,844,000)
Others
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortisation, intangible assets other than goodwill	(41,000)	(40,000)
Intangible assets, net	929,000	946,000	951,000
Exchange differences	(10,000)	(7,000)
Additions	34,000	42,000
Others | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	2,695,000	2,671,000	2,636,000
Others | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, net	$ (1,766,000)	$ (1,725,000)	$ (1,685,000)